Fees Summary	Sep. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,281,338,891.75
Previously Paid Amount	0.00
Total Fee Amount	2,993,525.62
Total Offset Amount	0.00
Net Fee	$ 2,993,525.62